Finance Receivables -- TDR average net receivables HFI and HFS and finance charges recognized (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Personal Loans Held for sale | Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	$ 2	$ 0
TDR finance charges recognized	0	0
Real Estate Loans Held for Sale | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	92	90
TDR finance charges recognized	1	1
Finance receivables Loans Held for Sale | Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	94	90
TDR finance charges recognized	1	1
Personal loans | Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	63	25
TDR finance charges recognized	1	1
SpringCastle Portfolio | SpringCastle Portfolio
Financing Receivable, Modifications [Line Items]
TDR average net receivables	11	11
TDR finance charges recognized	0	0
Real estate loans | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	201	195
TDR finance charges recognized	3	3
Financing Receivable [Member] | Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	275	231
TDR finance charges recognized	$ 4	$ 4